FINANCIAL INFORMATION OF PARENT COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.525
Parent Company [Member]
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.5250